Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues
Operating expenses:
General and administrative	341,203	328,985	1,333,930	898,658
Research and development	13,214	83,097	373,271	524,183
Stock-based compensation	231,933	1,732,834	2,609,786	664,208
Total operating expenses	586,350	2,144,916	4,316,987	2,087,049
Interest expense, net	909	960	3,840	3,840
Net loss	$ (587,259)	$ (2,145,876)	$ (4,320,827)	$ (2,090,889)
Net loss per share, basic	$ (0.03)	$ (0.12)	$ (0.24)	$ (0.12)
Net loss per share, diluted	$ (0.03)	$ (0.12)	$ (0.24)	$ (0.12)
Weighted average number of common shares outstanding during the period- basic	18,522,295	17,672,145	17,940,639	17,352,196
Weighted average number of common shares outstanding during the period- diluted	18,522,295	17,672,145	17,940,639	17,352,196